Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

05048731

NYSE

1-12803

RECD S.E.C.
APR 12 2005
081

April 12, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, URSTADT BIDDLE PROPERTIES INC., 7.5% Series D Senior Cumulative Preferred Stock, par value $.01 per share (liquidation preference $25 per share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 12, 2005. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

PROCESSED
APR 25 2005
THOMSON
FINANCIAL